UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ]; Amendment Number:
                                               -------

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           -----------------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           -----------------------------------------------------

Form 13F File Number: 28-05723
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Kistner
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature, Place, and Date of Signing:

/s/ Roberta J. Kistner               Newport Beach, CA                2/09/2004
----------------------               -----------------                ---------
     [Signature]                       [City, State]                    [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           51
                                         -----------
Form 13F Information Table Value Total:   $1,677,194
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE


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
                                                  FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS   SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -------- -------- ------ ------
AFLAC INC                      COM              001055102     1190    32900 SH       SOLE                32900      0      0
AIR PRODUCTS & CHEMICALS INC   COM              009158106    46259   875621 SH       DEFINED            833471      0  42150
ALCATEL SA ADR                 ADR              013904305      172    13340 SH       SOLE                13340      0      0
APPLE COMPUTER INC             COM              037833100    47033  2200878 SH       DEFINED           2089928      0 110950
ARCHER DANIELS MIDLAND CO      COM              039483102    44365  2914910 SH       DEFINED           2766890      0 148020
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    50407  1041908 SH       DEFINED            986633      0  55275
AUTODESK INC                   COM              052769106    56573  2310992 SH       DEFINED           2191532      0 119460
BASF AG - SPONSORED ADR        ADR              055262505      206     3655 SH       SOLE                 3655      0      0
BAKER HUGHES INC               COM              057224107     2806    87250 SH       SOLE                87250      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      181    13135 SH       SOLE                13135      0      0
BANK OF NEW YORK CO INC        COM              064057102      931    28100 SH       SOLE                28100      0      0
BARD (C.R.) INC                COM              067383109    46084   567195 SH       DEFINED            538965      0  28230
BELLSOUTH CORP                 COM              079860102     2047    72334 SH       SOLE                72334      0      0
BOEING CO.                     COM              097023105    44384  1053247 SH       DEFINED            997737      0  55510
CHEVRON TEXACO CORP            COM              166764100      285     3296 SH       SOLE                 3296      0      0
CHUBB CORP                     COM              171232101    50944   748080 SH       DEFINED            710610      0  37470
CINCINNATI FINANCIAL CORP      COM              172062101    52941  1268648 SH       DEFINED           1205718      0  62930
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    43029   918853 SH       DEFINED            869453      0  49400
CONOCOPHILLIPS                 COM              20825C104    50212   765787 SH       DEFINED            726201      0  39586
CYTEC INDUSTRIES INC           COM              232820100    47259  1231017 SH       DEFINED           1167797      0  63220
GILLETTE COMPANY               COM              375766102    55446  1509557 SH       DEFINED           1436032      0  73525
HONEYWELL INTERNATIONAL INC    COM              438516106    40396  1208366 SH       DEFINED           1148335      0  60031
ING GROEP NV ADR               ADR              456837103    53722  2294848 SH       DEFINED           2173136      0 121712
INTERNATIONAL BUSINESS MACHINE COM              459200101    47734   515045 SH       DEFINED            489515      0  25530
KELLOGG CO                     COM              487836108    46297  1215802 SH       DEFINED           1152992      0  62810
KIMBERLY-CLARK                 COM              494368103    41760   706730 SH       DEFINED            671040      0  35690
KOMATSU LTD - SPONSORED ADR    ADR              500458401      229     9005 SH       SOLE                 9005      0      0
L-3 COMMUNICATIONS HOLDINGS    COM              502424104    41938   816555 SH       DEFINED            770515      0  46040
LIBERTY MEDIA CORP SER A       COM              530718105    42385  3654800 SH       DEFINED           3377620      0 187180
LUCENT TECHNOLOGIES            COM              549463107    32509 11446968 SH       DEFINED          10844390      0 602578
MATSUSHITA ELEC INDL           ADR              576879209    36063  2586995 SH       DEFINED           2460345      0 126650
MERCK & CO., INC.              COM              589331107     2574    55720 SH       SOLE                55720      0      0
METLIFE INC                    COM              59156R108     2323    69000 SH       SOLE                69000      0      0
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    41047  5242311 SH       DEFINED           4991061      0 251250
MOLEX INC - CLASS A            COM              608554200    50764  1731982 SH       DEFINED           1644582      0  87400
MOTOROLA INC                   COM              620076109    38580  2755720 SH       DEFINED           2623260      0 132460
NCR CORPORATION                COM              62886E108    44159  1138123 SH       DEFINED           1080243      0  57880
NEC CORP. - SPONSORED ADR      ADR              629050204      146    19780 SH       SOLE                19780      0      0
PENNEY (J.C.) CO               COM              708160106    47769  1817725 SH       DEFINED           1726575      0  91150
SBC COMMUNICATIONS INC         COM              78387G103    47618  1826574 SH       DEFINED           1736460      0  90114
THE CHARLES SCHWAB CORP        COM              808513105    29413  2484258 SH       DEFINED           2364528      0 119730
SIERRA PACIFIC RESOURCES       COM              826428104    14667  1998215 SH       DEFINED           1931465      0  66750
3M CO                          COM              88579Y101    48214   567033 SH       DEFINED            538863      0  28170
TOTAL SA-SPON ADR              ADR              89151E109      367     3944 SH       SOLE                 3944      0      0
TREDEGAR CORP                  COM              894650100      201    12936 SH       SOLE                12936      0      0
TYCO INTL LTD (NEW)            COM              902124106    49025  1850025 SH       DEFINED           1757155      0  92870
VODAFONE GROUP PLC             ADR              92857W100    46970  1875805 SH       DEFINED           1779145      0  96660
WELLS FARGO & CO (NEW)         COM              949746101    55592   944001 SH       DEFINED            899221      0  44780
XEROX CORP                     COM              984121103    46609  3377468 SH       DEFINED           3205468      0 172000
WEATHERFORD INTERNATIONAL LTD  COM              G95089101    38622  1072835 SH       DEFINED           1020195      0  52640
ALCON INC                      COM              H01301102    46747   772169 SH       DEFINED            732329      0  39840


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